UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 115.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$876,940
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,283	1,026,414
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	34,155,073
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		47,473	47,491,352
Term Loan, 3.75%, Maturing June 4, 2021		15,916	15,868,416

			$99,418,195

Automotive — 3.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 6.00%, Maturing April 27, 2020		9,726	$9,707,584
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,583	6,582,750
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,439	13,187,391
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		8,442	8,453,082
Term Loan, 3.25%, Maturing December 31, 2018		16,377	16,391,778
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		37,131	35,552,838
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		16,125	16,180,438
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		4,043	3,951,544
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,613	19,528,661
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		2,581	2,601,738
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,915	7,872,122
Term Loan, 4.50%, Maturing June 30, 2022		10,323	10,323,125
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		10,970	10,970,028

			$161,303,079

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		5,995	$5,395,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco (continued)
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	$1,690,000

		$7,085,774

Brokerage / Securities Dealers / Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	2,718	$2,697,744
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	3,800	3,515,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	6,804	6,463,622

		$12,676,366

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	9,260	$9,288,904
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,687	8,654,673
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,283	1,287,458
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,001	9,963,008
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	6,948	6,953,287
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	46,554	44,750,142
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	1,662	1,669,711
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,253	11,208,910
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	13,129	13,127,451
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,213,289
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	12,397	12,285,761
Realogy Corporation
Term Loan, 4.88%, Maturing October 10, 2016	138	136,394
Term Loan, 3.75%, Maturing March 5, 2020	17,975	18,006,279
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	5,335	5,340,796
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,304	2,279,393

		$147,165,456

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		15,516	$15,370,503
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		9,303	9,335,235
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		7,835	6,836,108
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020		2,204	2,016,890
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,688	2,589,107
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		12,992	12,898,998
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,592	5,371,492
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		13,146	12,989,999
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		5,057	5,013,123
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		15,471	10,984,397
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)(4)		5,858	3,204,410
Term Loan, 5.50%, Maturing July 2, 2020(3)		3,491	1,971,607
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		6,315	338,500
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		49,944	48,133,098
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		8,165	8,159,636
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		9,390	9,397,682
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,721	2,678,769
Term Loan, 4.00%, Maturing November 6, 2020		15,349	15,112,710
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,816	4,490,612
Global Payments, Inc.
Term Loan, 3.94%, Maturing April 22, 2023		4,875	4,928,830
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,381	14,336,423
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		16,589	16,626,640
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,033	12,058,830

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		4,080	$4,069,301
Term Loan, 4.50%, Maturing June 10, 2021	EUR	8,271	9,510,388
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		8,207	8,231,829
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	35,368,063
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	15,230,041
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		16,076	14,967,066
MKS Instruments, Inc.
Term Loan, Maturing May 1, 2023(2)		10,000	10,056,250
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		2,702	2,593,735
Term Loan, 4.50%, Maturing April 11, 2022		9,776	9,108,210
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,273	8,231,609
Prime Security Services Borrower, LLC
Term Loan, Maturing April 7, 2022(2)		8,150	8,189,120
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		6,200	6,219,375
Term Loan, 0.00%, Maturing April 29, 2019(5)		25,664	17,515,924
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(5)		5,866	876,946
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		8,475	8,337,281
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,328	23,444,038
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		3,002	2,970,501
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		11,636	11,676,040
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		529	525,480
Term Loan, 4.25%, Maturing May 14, 2022		3,019	3,000,531
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		15,608	15,560,059

			$440,525,386

Cable and Satellite Television — 2.4%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		10,102	$10,110,892
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,326	5,332,182

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		26,700	$26,863,537
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	3,000	3,449,108
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		6,125	6,173,492
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		32,699	32,683,802
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,448,128
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,901,605
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,608,658
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,771,802

			$117,343,206

Chemicals and Plastics — 7.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	1,115	$1,271,238
Term Loan, 4.00%, Maturing June 1, 2022		2,481	2,451,723
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,398	6,390,448
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,697	3,088,305
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,320	3,315,712
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,527	2,488,899
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		30,777	30,779,275
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,664	24,108,693
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		6,925	6,760,771
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,809	3,785,359
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,009,936
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,530	1,507,120
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,256	9,062,855
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,188	8,160,668
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,874	15,873,967

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Term Loan, 4.25%, Maturing April 1, 2023		3,900	$3,929,250
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,663	4,156,556
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,630	8,618,376
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,344	34,371,884
Term Loan, 4.25%, Maturing March 31, 2022		5,890	5,876,268
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		14,500	13,977,391
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,961	5,588,349
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,328	4,256,903
Term Loan, 5.50%, Maturing June 7, 2020		6,620	6,509,436
Term Loan, 5.50%, Maturing June 7, 2020		27,561	27,106,774
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		16,935	16,945,418
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,784	5,805,407
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,950	2,219,889
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,780	5,751,205
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		4,768	4,771,469
Term Loan, Maturing October 14, 2022(2)		8,700	8,763,440
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		11,813	11,826,933
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		1,389	1,377,591
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		583	583,490
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,306	3,295,424
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,860	17,837,700
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		30,162	29,280,440
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		11,771	11,643,287
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		9,602	9,638,447

			$368,186,296

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,764	$11,593,087

			$11,593,087

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	1,103	$1,613,946
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	8,774,299
Samsonite International S.A.
Term Loan, Maturing April 13, 2023(2)		2,000	2,018,750
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		11,700	11,765,405
Term Loan, 4.52%, Maturing June 23, 2022	CAD	9,416	7,467,283

			$31,639,683

Containers and Glass Products — 2.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,234	$29,251,778
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,957,773
Term Loan, 4.00%, Maturing October 1, 2022		8,459	8,494,655
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,509	13,538,558
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,319,320
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		16,494	16,566,370
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,107,151
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	14,475	16,698,500

			$119,934,105

Cosmetics / Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		13,234	$12,861,308
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,136	4,144,887
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,281	21,841,675

			$38,847,870

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs — 2.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	6,881	$6,872,163
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	16,782	16,666,866
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	22,818	22,779,775
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	9,303	9,079,226
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	4,778	4,678,384
Valeant Pharmaceuticals International, Inc.
Term Loan, Maturing October 20, 2018(2)	11,050	10,787,562
Term Loan, 4.75%, Maturing December 11, 2019	18,968	18,517,794
Term Loan, 4.75%, Maturing August 5, 2020	3,960	3,858,168
Term Loan, 5.00%, Maturing April 1, 2022	23,779	23,333,398

		$116,573,336

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	12,930	$12,905,305
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	8,394	8,183,976

		$21,089,281

Electronics / Electrical — 14.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	18,710	$12,559,204
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	69,425	69,593,772
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,324	7,085,577
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	7,960	7,983,219
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	9,439	6,827,649
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	46,969	46,990,043
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	2,541	2,540,571
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	3,475	3,457,625
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	3,441	3,439,557

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,457	$7,886,041
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		8,037	8,014,891
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,407	40,518,435
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,104	18,111,149
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,728,750
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,111	3,045,911
Term Loan, 3.75%, Maturing June 3, 2020		52,268	51,175,892
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,800	4,329,697
Informatica Corporation
Term Loan, 4.25%, Maturing August 5, 2022	EUR	5,955	6,813,493
Term Loan, 4.25%, Maturing August 5, 2022		19,179	18,952,873
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,336	10,882,318
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,256	5,256,375
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		9,383	9,370,772
Term Loan, 5.25%, Maturing November 19, 2021		15,823	15,826,984
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		35,796	35,941,698
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		10,729	10,728,531
Micron Technology, Inc.
Term Loan, 6.44%, Maturing April 26, 2022		3,225	3,247,172
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023		2,103	2,120,993
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		9,479	9,479,144
Term Loan, 3.75%, Maturing December 7, 2020		13,067	13,128,509
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023		8,125	8,178,828
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		3,068	3,065,819
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,141	17,846,586
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,339,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	7,398	$7,382,744
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,100	2,093,001
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	39,213	37,203,599
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	836	838,061
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,736	27,047,296
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	7,930	7,992,914
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	16,770	16,846,371
Term Loan, 4.02%, Maturing July 8, 2022	2,389	2,400,131
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	10,533	10,295,894
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	19,432	18,994,914
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,594	3,600,270
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	8,804	8,835,309
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	20,441	20,506,812
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	13,516	13,457,353
Western Digital Corporation
Term Loan, Maturing April 29, 2023(2)	10,225	10,078,016
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	17,817	17,970,030

		$677,010,543

Equipment Leasing — 0.7%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,495,521
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,564,688

		$35,060,209

Financial Intermediaries — 5.0%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,151	$9,130,618

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,709	$17,177,431
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,487,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	19,394	19,406,596
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,776	13,715,375
First Data Corporation
Term Loan, 3.94%, Maturing September 24, 2018	24,150	24,190,258
Term Loan, 4.44%, Maturing March 24, 2021	8,384	8,414,242
Term Loan, 4.19%, Maturing July 8, 2022	11,625	11,635,381
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	21,719	21,447,221
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,462	19,506,478
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	4,978	4,928,537
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,735,828
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,988,530
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,715	1,714,824
Term Loan, 6.25%, Maturing September 4, 2018	5,667	5,667,099
Term Loan, 6.25%, Maturing September 4, 2018	12,134	12,133,592
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	5,528	5,445,038
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,127	6,072,897
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,859	10,791,412
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,380	9,403,549
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	31,472	27,676,053

		$241,668,209

Food Products — 4.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	32,831	$32,903,998
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,387	2,400,784
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,282	3,298,652

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		12,385	$12,044,307
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		6,263	4,712,908
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		24,805	24,804,538
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		6,323	6,235,802
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,850,112
Term Loan, 3.75%, Maturing September 18, 2020		13,577	13,610,817
Term Loan, 4.00%, Maturing October 30, 2022		5,885	5,880,348
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		7,597	7,642,833
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,677	5,901,572
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	4,264	1,208,307
NBTY, Inc.
Term Loan, 3.75%, Maturing October 1, 2017		40,813	40,868,661
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		17,355	17,419,818
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,133,636

			$195,917,093

Food Service — 3.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		25,716	$25,788,534
Aramark Services, Inc.
Term Loan, 3.94%, Maturing July 26, 2016		3	2,827
Term Loan, 4.13%, Maturing July 26, 2016		1	1,365
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,442	6,196,391
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		15,501	15,534,714
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		7,557	7,630,921
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		4,062	4,041,295
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		5,681	5,432,548
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,799	1,799,125

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	50,594	$50,593,857
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	44,246	32,723,369

		$149,744,946

Food / Drug Retailers — 2.8%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	29,467	$29,548,264
Term Loan, 5.13%, Maturing August 25, 2019	22,634	22,684,269
Term Loan, 5.50%, Maturing August 25, 2021	6,683	6,714,523
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	3,004	2,991,454
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	28,475	28,616,974
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,022,500
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	38,580	38,235,500

		$134,813,484

Health Care — 11.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	2,074	$2,094,488
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,029	4,038,000
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	5,160	5,179,503
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	6,169	6,192,134
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	3,876	3,861,804
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	17,426	16,685,086
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	13,295	13,237,117
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	4,478	4,499,888
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	6,203	6,202,731
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	4,664	4,617,190
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	20,143	18,884,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	761	$761,408
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	18,912	18,921,150
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,355	13,174,555
Term Loan, 4.00%, Maturing January 27, 2021	37,506	37,003,941
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	2,605	2,598,799
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	10,308	9,741,105
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	8,851	8,896,033
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,850	19,328,938
Term Loan, 4.25%, Maturing June 8, 2020	5,797	5,645,176
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	28,354	28,424,830
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	2,181	2,182,771
Term Loan, 4.25%, Maturing August 30, 2020	7,158	7,162,922
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	4,688	4,710,960
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	20,988	20,955,091
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	9,580	9,316,842
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,426	13,392,781
Term Loan, 7.75%, Maturing May 15, 2018	21,551	21,537,313
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	28,358	28,357,751
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	17,405	17,361,586
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	26,505	26,527,727
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	12,624	12,560,756
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	7,143	7,106,812
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,434	4,198,083
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	4,677	3,051,984

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,336	$5,331,076
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,918	4,846,688
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		10,909	8,509,284
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		23,343	22,525,519
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		17,702	15,489,226
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		16,911	16,081,697
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		14,842	14,925,340
Radnet Management, Inc.
Term Loan, 4.29%, Maturing October 10, 2018		12,352	12,248,171
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		8,406	8,416,327
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,020	1,019,875
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,081	10,915,187
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,372	1,289,506

			$530,009,673

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,923,069

			$34,923,069

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		28,724	$28,203,027
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,500	5,050,744
Term Loan, 4.50%, Maturing October 28, 2021		4,031	3,956,727
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,674	18,451,838
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,860	1,857,286
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,081,982

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,677	$17,503,563
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,242	3,491,704
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		15,017	14,960,734
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,082,387
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,931,192
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,188	9,621,288
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	7,575	8,574,009
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,195	46,959,149
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,696	4,666,365
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,362	4,664,644
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		9,009	8,615,056
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,518	3,342,319
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		2,125	2,084,742

			$199,098,756

Insurance — 3.5%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		11,481	$11,401,795
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		32,916	33,080,248
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		7,485	7,475,644
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		16,097	16,084,636
Term Loan, 5.00%, Maturing August 4, 2022		31,039	30,868,768
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,311,388
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,610	6,943,097
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	3,824,084

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	17,976	$17,840,730
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	28,571	28,258,504

		$166,088,894

Leisure Goods / Activities / Movies — 3.0%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	13,159	$13,185,601
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	18,406	18,419,519
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	4,706	4,565,184
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,512	7,526,270
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,588	1,575,698
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	533	531,781
Term Loan, 5.50%, Maturing May 8, 2021	4,132	4,121,307
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	10,186	10,240,718
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	10,540	10,500,811
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	9,060	9,139,590
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	14,098	13,974,489
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	17,668	17,275,340
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	920	368,030
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	15,863	13,959,456
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	3,220	3,115,137
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	14,118	14,034,127

		$142,533,058

Lodging and Casinos — 3.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	2,226	$2,236,466
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	27,077	26,013,517

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	$1,867,491
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,349	3,358,089
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		6,723	6,353,128
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		7,784	7,816,025
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,840,466
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	15,225	22,275,365
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,210	1,213,792
Term Loan, 5.50%, Maturing November 21, 2019		2,824	2,832,182
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		37,289	37,437,896
MGM Growth Properties, LLC
Term Loan, 4.00%, Maturing April 25, 2023		14,000	14,105,000
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,788	29,415,548
Term Loan, 6.00%, Maturing October 1, 2021		1,572	1,553,269

			$158,318,234

Nonferrous Metals / Minerals — 2.2%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017		2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020		19,528	7,445,038
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)		8,350	8,156,906
Term Loan, 7.50%, Maturing May 16, 2018		35,739	14,943,264
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,722	7,722,000
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		18,780	12,112,856
Foresight Energy, LLC
Term Loan, 7.50%, Maturing August 19, 2020		2,501	2,200,952
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,552	2,022,140
Term Loan, 7.50%, Maturing April 16, 2020		16,694	11,352,012
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,995	698,346
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		17,427	17,364,019

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,392	$3,356,217
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	9,969,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	1,250	510,875
Walter Energy, Inc.
Term Loan, 4.80%, Maturing April 2, 2018(7)	19,269	2,569,150

		$103,249,775

Oil and Gas — 3.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	28,415	$14,633,686
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	19,102	12,889,959
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,881	8,910,674
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,308	9,226,803
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	8,967	8,014,154
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	14,603	8,652,290
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	8,825	8,335,945
Term Loan, 4.00%, Maturing December 2, 2019	865	830,118
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	7,709,713
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	2,614,312
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,887	1,982,381
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,517	29,885,881
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	9,112	2,346,382
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	16,275	257,682
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,317	19,339,018
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	341	178,836
Term Loan, 4.25%, Maturing December 16, 2020	913	479,522
Term Loan, 4.25%, Maturing December 16, 2020	6,566	3,447,142

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,602	$848,850
Term Loan, 4.25%, Maturing October 1, 2019		2,622	1,389,722
Term Loan, 4.25%, Maturing October 1, 2019		19,788	10,487,820
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023		507	501,604
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		9,543	8,707,822

			$161,670,316

Publishing — 2.7%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)		1,016	$812,490
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019		12,715	12,741,269
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		61,818	46,723,993
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		30,436	28,305,059
McGraw-Hill Global Education Holdings, LLC
Term Loan, 6.25%, Maturing March 22, 2019		3,685	3,690,932
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,132	4,696,130
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,401	2,401,263
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		5,599	5,578,401
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		9,352	9,164,765
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	EUR	1,470	1,686,380
Term Loan, 4.75%, Maturing August 14, 2020		14,943	14,625,823

			$130,426,505

Radio and Television — 2.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,043	$3,856,949
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,022	5,168,909
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,118	2,127,028

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		18,100	$18,198,573
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	27,839,964
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,183	4,184,970
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		13,130	13,042,462
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		2,537	2,543,381
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,468	5,335,367
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		14,994	11,224,551
Term Loan, 7.94%, Maturing July 30, 2019		2,571	1,917,854
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,960,605
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,378	5,384,356
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,098	6,105,944
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,436	2,405,942
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,440	1,441,553
Term Loan, 4.00%, Maturing March 1, 2020		7,726	7,729,992

			$128,468,400

Retailers (Except Food and Drug) — 5.4%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		8,035	$5,192,794
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	3,750	5,403,975
Term Loan, 3.76%, Maturing April 28, 2020	GBP	3,000	4,336,489
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		18,183	18,196,746
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,261	10,134,527
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		13,468	13,528,345
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		13,670	11,688,207
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		8,459	8,517,947

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,033	$20,835,715
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		11,535	11,426,773
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		6,672	6,555,117
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		5,251	5,264,180
Term Loan, 4.00%, Maturing January 28, 2020		1,280	1,285,933
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		14,699	14,032,729
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		13,850	13,829,121
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		28,527	28,469,992
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,301	9,193,985
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,246	5,840,290
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		9,174	9,231,478
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		3,709	3,652,985
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,848	26,395,376
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,715	15,377,653
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,979	3,455,705
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	4,363	3,318,348
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,830	1,655,900

			$256,820,310

Steel — 1.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		69,327	$65,609,782
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,570	10,562,955
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		5,900	5,870,801

			$82,043,538

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	5,144	$5,149,503
Term Loan, 3.75%, Maturing March 11, 2018	9,600	9,468,000
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)	406	405,842
Term Loan, 4.00%, Maturing July 31, 2022	988	987,303
Term Loan, 4.00%, Maturing July 31, 2022	3,036	3,033,045
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,171	15,468,063

		$34,511,756

Telecommunications — 3.3%
Ciena Corporation
Term Loan, 6.00%, Maturing April 19, 2021	5,000	$5,031,250
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	47,733	44,881,384
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,066	15,829,102
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	7,055	7,079,662
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	7,024	7,026,731
Term Loan, 3.25%, Maturing June 10, 2022	1,978	1,975,807
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	11,881	9,623,566
Term Loan, 4.00%, Maturing April 23, 2019	18,923	15,327,497
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,244	31,269,468
Ziggo B.V
Term Loan, 3.60%, Maturing January 15, 2022	8,906	8,887,483
Term Loan, 3.65%, Maturing January 15, 2022	5,415	5,403,898
Term Loan, 3.65%, Maturing January 15, 2022	8,403	8,385,692

		$160,721,540

Utilities — 2.7%
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,642	$12,650,716
Term Loan, 4.00%, Maturing October 31, 2020	3,299	3,300,095
Term Loan, 3.50%, Maturing May 27, 2022	27,319	27,149,952
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,856	13,766,302
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	2,699	2,699,157
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,709	3,715,962

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,405	$6,332,792
Term Loan, 5.50%, Maturing January 15, 2021		4,175	4,167,172
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,087,500
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,008	977,453
Term Loan, 5.00%, Maturing December 19, 2021		22,630	21,937,158
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022		1,542	1,465,137
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021		7,998	5,378,331
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,595	9,376,520
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,387	12,356,266

			$130,360,513

Total Senior Floating-Rate Loans (identified cost $5,897,496,598)			$5,546,839,941

Corporate Bonds & Notes — 5.0%

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,420,500

			$4,420,500

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	$4,766,569
6.00%, 4/15/21(10)	GBP	4,658	7,099,640
5.50%, 1/15/25(10)		1,825	1,872,906

			$13,739,115

Chemicals and Plastics — 0.5%
Hexion, Inc.
6.625%, 4/15/20		24,250	$20,430,625
PQ Corp.
6.75%, 11/15/22(10)(11)		3,000	3,097,500

			$23,528,125

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,215,469

			$21,215,469

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,602,500
9.00%, 11/15/18(10)	CAD	4,500	2,815,414

			$5,417,914

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(10)		10,400	$10,504,000

			$10,504,000

Entertainment — 0.2%
Vougeot Bidco PLC
5.001%, 7/15/20(10)(12)	EUR	2,875	$3,304,036
7.875%, 7/15/20(10)	GBP	3,500	5,362,698

			$8,666,734

Equipment Leasing — 0.0%(13)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$760,933
7.125%, 9/1/18(10)		750	824,625

			$1,585,558

Financial Intermediaries — 0.0%(13)
First Data Corp.
6.75%, 11/1/20(10)		1,674	$1,760,897

			$1,760,897

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,105,000
Iceland Bondco PLC
4.838%, 7/15/20(10)(12)	GBP	5,425	6,955,718
6.25%, 7/15/21(10)	GBP	3,925	5,127,105

			$26,187,823

Security		Principal Amount* (000’s omitted)	Value

Health Care — 1.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,231,875
5.125%, 8/1/21		13,150	13,254,016
HCA, Inc.
4.75%, 5/1/23		4,650	4,777,875
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,494,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(10)		9,475	9,877,687
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		6,225	6,271,688

			$61,220,266

Industrial Equipment — 0.0%(13)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		160	$72,635

			$72,635

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.593%, 11/15/19(10)(12)	GBP	2,500	$3,640,092

			$3,640,092

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		5,550	$5,036,625
9.00%, 2/15/20(5)		8,850	8,015,500

			$13,052,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,160,000

			$4,160,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,566,000

			$6,566,000

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,330,884
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,274,875

			$4,605,759

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(10)		8,600	$8,492,500

			$8,492,500

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(10)(12)	EUR	4,825	$5,544,620
6.50%, 4/30/20(10)		3,150	3,181,500

			$8,726,120

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,122,500
7.875%, 1/15/23(10)		4,538	4,867,005
5.875%, 1/15/24(10)		5,000	5,337,500

			$12,327,005

Total Corporate Bonds & Notes (identified cost $247,789,693)			$239,888,637

Asset-Backed Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.478%, 4/15/25(10)(12)		$2,400	$2,358,971
Series 2013-14A, Class D, 4.128%, 4/15/25(10)(12)		3,000	2,798,544
Series 2013-14A, Class E, 5.028%, 4/15/25(10)(12)		1,500	1,231,175
Apidos CLO XVII
Series 2014-17A, Class B, 3.483%, 4/17/26(10)(12)		3,000	2,902,803
Series 2014-17A, Class C, 3.933%, 4/17/26(10)(12)		1,500	1,374,058
Series 2014-17A, Class D, 5.383%, 4/17/26(10)(12)		1,500	1,214,478

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XXI
Series 2015-21A, Class D, 6.183%, 7/18/27(10)(12)	$1,500	$1,289,279
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.383%, 10/17/24(10)(12)	2,000	1,915,328
Series 2013-3A, Class D, 4.133%, 10/17/24(10)(12)	2,000	1,821,728
Series 2013-3A, Class E, 5.533%, 10/17/24(10)(12)	2,000	1,673,328
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.383%, 7/17/25(10)(12)	2,000	1,916,961
Series 2013-2A, Class D, 4.083%, 7/17/25(10)(12)	1,670	1,485,256
Series 2013-2A, Class E, 4.883%, 7/17/25(10)(12)	1,670	1,170,323
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.334%, 4/20/25(10)(12)	3,150	3,063,721
Series 2013-IA, Class D, 4.134%, 4/20/25(10)(12)	2,475	2,289,689
Series 2013-IA, Class E, 5.034%, 4/20/25(10)(12)	1,500	1,213,076
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.728%, 7/15/26(10)(12)	2,175	1,745,244
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.278%, 7/15/25(10)(12)	2,000	1,947,605
Series 2013-3A, Class C, 4.028%, 7/15/25(10)(12)	2,000	1,861,404
Series 2013-3A, Class D, 5.228%, 7/15/25(10)(12)	1,600	1,339,104
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.134%, 7/20/26(10)(12)	1,750	1,621,620
Series 2014-12A, Class E, 5.734%, 7/20/26(10)(12)	1,750	1,428,871
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.334%, 4/20/25(10)(12)	2,625	2,532,807
Series 2013-8A, Class D, 4.134%, 4/20/25(10)(12)	2,900	2,640,498
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.383%, 7/17/25(10)(12)	1,500	1,427,596
Series 2013-1A, Class D, 3.983%, 7/17/25(10)(12)	1,500	1,325,073
Series 2013-1A, Class E, 5.133%, 7/17/25(10)(12)	1,800	1,314,522

Total Asset-Backed Securities (identified cost $52,829,432)		$48,903,062

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(13)
IAP Global Services, LLC(3)(14)(15)	168	$2,035,162

		$2,035,162

Automotive — 0.0%(13)
Dayco Products, LLC(14)(15)	48,926	$1,639,021

		$1,639,021

Business Equipment and Services — 0.0%
Education Management Corp.(3)(14)(15)	41,829,101	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(14)(15)	319,499	$2,476,117

		$2,476,117

Investment Services — 0.0%
Safelite Realty Corp.(3)(15)(16)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(14)(15)	167,709	$2,305,995
Tropicana Entertainment, Inc.(14)(15)	40,751	794,640

		$3,100,635

Oil, Gas & Consumable Fuels — 0.0%(13)
Southcross Holdings Group, LLC(14)(15)	573	$200,550
Southcross Holdings L.P., Class A(14)(15)	573	200,550

		$401,100

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)(15)	13,247	$6,468,775
MediaNews Group, Inc.(3)(14)(15)	66,239	2,152,764
Nelson Education, Ltd.(3)(14)(15)	169,215	0

		$8,621,539

Total Common Stocks (identified cost $8,462,646)		$18,273,574

Convertible Preferred Stocks — 0.0%(13)

Security	Shares	Value

Business Equipment and Services — 0.0%(13)
Education Management Corp., Series A-1, 7.50% (3)(14)(15)	46,544	$412,380

Total Convertible Preferred Stocks (identified cost $3,284,920)		$412,380

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco (3)(14)(15)	182,939	$0

Total Warrants (identified cost $67,050)		$0

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(17)	$32,307	$32,307,446

Total Short-Term Investments (identified cost $32,307,446)		$32,307,446

Total Investments — 122.7% (identified cost $6,242,237,785)		$5,886,625,040

Less Unfunded Loan Commitments — (0.3)%		$(14,614,335)

Net Investments — 122.4% (identified cost $6,227,623,450)		$5,872,010,705

Other Assets, Less Liabilities — (22.4)%		$(1,075,914,662)

Net Assets — 100.0%		$4,796,096,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Security is in default and making only partial interest payments.

(8)	Includes new money preferred shares that trade with the loan.
(9)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $183,421,507 or 3.8% of the Portfolio’s net assets.

(11)	When-issued security.

(12)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(13)	Amount is less than 0.05%.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 5).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	2,400,000	USD	1,808,780	Deutsche Bank AG	5/31/16	$104,040	$—
USD	921,919	CAD	1,164,000	Citibank, N.A.	5/31/16	—	(5,799)
USD	14,774,299	CAD	19,988,607	State Street Bank and Trust Company	5/31/16	—	(1,156,792)
USD	2,236,235	EUR	1,990,000	State Street Bank and Trust Company	5/31/16	—	(44,249)
USD	41,905,887	EUR	37,844,936	State Street Bank and Trust Company	5/31/16	—	(1,463,335)
USD	13,891,252	GBP	9,934,173	JPMorgan Chase Bank, N.A.	5/31/16	—	(624,983)
USD	40,561,309	EUR	35,968,205	HSBC Bank USA, N.A.	6/30/16	—	(697,502)
USD	3,359,495	EUR	2,970,000	State Street Bank and Trust Company	6/30/16	—	(47,366)
USD	24,546,169	GBP	17,091,171	Goldman Sachs International	6/30/16	—	(430,896)
USD	3,615,830	GBP	2,487,500	State Street Bank and Trust Company	6/30/16	—	(19,406)
USD	49,840,502	EUR	43,979,061	Goldman Sachs International	7/29/16	—	(652,931)
USD	28,610,588	GBP	19,670,529	State Street Bank and Trust Company	7/29/16	—	(138,735)

						$104,040	$(5,281,994)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $6,195,316,004)	$5,839,703,259
Affiliated investment, at value (identified cost, $32,307,446)	32,307,446
Cash	40,417,372
Restricted cash*	6,220,000
Foreign currency, at value (identified cost, $6,244,740)	6,242,249
Interest receivable	25,755,445
Interest receivable from affiliated investment	39,837
Receivable for investments sold	25,042,120
Receivable for open forward foreign currency exchange contracts	104,040
Prepaid upfront fees on notes payable	1,741,735
Prepaid expenses	195,409
Total assets	$5,977,768,912

Liabilities
Notes payable	$1,100,000,000
Payable for investments purchased	69,221,829
Payable for when-issued securities	3,000,000
Payable for open forward foreign currency exchange contracts	5,281,994
Payable to affiliates:
Investment adviser fee	2,050,600
Trustees’ fees	5,667
Accrued expenses	2,112,779
Total liabilities	$1,181,672,869
Net Assets applicable to investors’ interest in Portfolio	$4,796,096,043

Sources of Net Assets
Investors’ capital	$5,156,966,523
Net unrealized depreciation	(360,870,480)
Total	$4,796,096,043

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$161,042,750
Interest allocated from affiliated investment	167,423
Expenses allocated from affiliated investment	(6,657)
Total investment income	$161,203,516

Expenses
Investment adviser fee	$13,198,001
Trustees’ fees and expenses	34,000
Custodian fee	703,816
Legal and accounting services	372,592
Interest expense and fees	11,246,378
Miscellaneous	154,585
Total expenses	$25,709,372

Net investment income	$135,494,144

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(79,671,954)
Investment transactions allocated from affiliated investment	383
Foreign currency and forward foreign currency exchange contract transactions	5,960,042
Net realized loss	$(73,711,529)
Change in unrealized appreciation (depreciation) —
Investments	$27,364,236
Foreign currency and forward foreign currency exchange contracts	(6,723,298)
Net change in unrealized appreciation (depreciation)	$20,640,938

Net realized and unrealized loss	$(53,070,591)

Net increase in net assets from operations	$82,423,553

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$135,494,144	$309,501,828
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(73,711,529)	(2,917,123)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	20,640,938	(259,747,487)
Net increase in net assets from operations	$82,423,553	$46,837,218
Capital transactions —
Contributions	$189,229,941	$701,772,281
Withdrawals	(815,589,061)	(1,906,328,481)
Net decrease in net assets from capital transactions	$(626,359,120)	$(1,204,556,200)

Net decrease in net assets	$(543,935,567)	$(1,157,718,982)

Net Assets
At beginning of period	$5,340,031,610	$6,497,750,592
At end of period	$4,796,096,043	$5,340,031,610

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2016
Net increase in net assets from operations	$82,423,553
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(367,701,467)
Investments sold and principal repayments	1,388,412,728
Decrease in short-term investments, net	61,080,902
Net amortization/accretion of premium (discount)	(2,341,919)
Amortization of prepaid upfront fees on notes payable	1,100,373
Increase in restricted cash	(5,930,000)
Decrease in interest and dividends receivable	3,638,976
Increase in interest receivable from affiliated investment	(28,755)
Decrease in receivable for open forward foreign currency exchange contracts	2,830,707
Decrease in prepaid expenses	75,606
Increase in payable for open forward foreign currency exchange contracts	4,144,158
Decrease in payable to affiliate for investment adviser fee	(465,139)
Decrease in accrued expenses	(48,754)
Increase in unfunded loan commitments	8,330,117
Net change in unrealized (appreciation) depreciation from investments	(27,364,236)
Net realized loss from investments	79,671,954
Net cash provided by operating activities	$1,227,828,804

Cash Flows From Financing Activities
Proceeds from capital contributions	$189,229,941
Payments for capital withdrawals	(815,589,061)
Payment of prepaid upfront fees on notes payable	(2,000,000)
Proceeds from notes payable	150,000,000
Repayments of notes payable	(750,000,000)
Net cash used in financing activities	$(1,228,359,120)

Net decrease in cash*	$(530,316)

Cash at beginning of period(1)	$47,189,937

Cash at end of period(1)	$46,659,621

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$12,381,520

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $69,371.

(1)	Balance includes foreign currency, at value.

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.61	%(2)	0.58%	0.55%	0.52%	0.61%	0.65%
Interest and fee expense	0.47	%(2)	0.34%	0.27%	0.22%	0.34%	0.39%
Total expenses	1.08	%(2)	0.92%	0.82%	0.74%	0.95%	1.04%
Net investment income	5.70	%(2)	5.09%	4.80%	4.97%	5.73%	5.31%
Portfolio Turnover	7	%(3)	27%	38%	29%	37%	59%

Total Return	2.20	%(3)	0.72%	2.84%	6.25%	9.94%	5.54%

Net assets, end of period (000’s omitted)	$4,796,096		$5,340,032	$6,497,751	$7,113,677	$3,241,781	$1,645,880

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Short Duration Real Return Fund held an interest of 96.5%, 2.8%, less than 0.5%, and less than 0.5% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

39

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

40

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April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee totaled $13,198,001 or 0.56% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $423,141,687 and $1,356,251,936, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,227,913,547

Gross unrealized appreciation	$32,270,928
Gross unrealized depreciation	(388,173,770)

Net unrealized depreciation	$(355,902,842)

41

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $5,281,994. The aggregate fair value of assets pledged as collateral by the Portfolio for such a liability was $6,220,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

42

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$104,040	$(5,281,994)

Total Derivatives subject to master netting or similar agreements	$104,040	$(5,281,994)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$104,040	$—	$—	$—	$104,040

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(5,799)	$—	$—	$—	$(5,799)
Goldman Sachs International	(1,083,827)	—	—	1,083,827	—
HSBC Bank USA, N.A.	(697,502)	—	—	140,000	(557,502)
JPMorgan Chase Bank, N.A.	(624,983)	—	—	590,000	(34,983)
State Street Bank and Trust Company	(2,869,883)	—	—	2,869,883	—

	$(5,281,994)	$—	$—	$4,683,710	$(598,284)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$5,671,379	$(6,974,865)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $251,644,000.

43

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Notes to Financial Statements (Unaudited) — continued

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.0 billion ($2.25 billion prior to March 15, 2016) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate or LIBOR and is payable monthly. Under the terms of the Agreement, in effect through March 13, 2017, the Portfolio also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% (50% prior to March 15, 2016) of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the six months ended April 30, 2016 totaled $6,688,910 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 15, 2016, the Portfolio paid an upfront fee of $2,000,000, which is being amortized to interest expense through March 13, 2017. The unamortized balance at April 30, 2016 is $1,741,735 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2016, the Portfolio had borrowings outstanding under the Agreement of $1,100,000,000 at an interest rate of 0.55%. The carrying amount of the borrowings at April 30, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2016. For the six months ended April 30, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,471,016,484 and 0.47%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,510,226,375	$21,999,231	$5,532,225,606
Corporate Bonds & Notes	—	239,816,002	72,635	239,888,637
Asset-Backed Securities	—	48,903,062	—	48,903,062
Common Stocks	7,616,873	—	10,656,701	18,273,574
Convertible Preferred Stocks	—	—	412,380	412,380
Warrants	—	—	0	0

Short-Term Investments	—	32,307,446	—	32,307,446

Total Investments	$7,616,873	$5,831,252,885	$33,140,947	$5,872,010,705

Forward Foreign Currency Exchange Contracts	$—	$104,040	$—	$104,040

Total	$7,616,873	$5,831,356,925	$33,140,947	$5,872,114,745

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,281,994)	$—	$(5,281,994)

Total	$—	$(5,281,994)	$—	$(5,281,994)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.13% of net assets at April 30, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

45

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

46

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

47

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 16, 2016